RIVERNORTH FUNDS
RiverNorth/DoubleLine Strategic Income Fund
(Ticker Symbols RNDLX & RNSIX)

March 4, 2019

SUPPLEMENT TO PROSPECTUS DATED
January 28, 2019

The RiverNorth/DoubleLine Strategic Income Fund to Eliminate Redemption Fee

At a meeting of the Board of Trustees (the “Board”) of RiverNorth Funds held on February 21, 2019, the Board approved the elimination of the 2% redemption fee on amounts withdrawn within 90 days of purchase for the RiverNorth/DoubleLine Strategic Income Fund (the “Fund”).

Therefore, as of March 4, 2019, all references to the redemption fee, but especially those in the prospectus sections entitled “Summary Sections” under the subheading Fees and Expenses of the Fund, “How to Buy Shares” under the subheading Other Purchase Information, and “How to Redeem (Sell) Shares” under the subheading Redemption Fee are amended accordingly.

RIVERNORTH FUNDS
c/o ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
1-888-848-7569

Please retain this supplement with your Prospectus for future reference.

RIVERNORTH FUNDS
RiverNorth Core Opportunity Fund
(Ticker Symbols RNCOX & RNCIX)

March 4, 2019

SUPPLEMENT TO PROSPECTUS DATED
January 28, 2019

The RiverNorth Core Opportunity Fund to Eliminate Redemption Fee

At a meeting of the Board of Trustees (the “Board”) of RiverNorth Funds held on February 21, 2019, the Board approved the elimination of the 2% redemption fee on amounts withdrawn within 90 days of purchase for the RiverNorth Core Opportunity Fund (the “Fund”).

Therefore, as of March 4, 2019, all references to the redemption fee, but especially those in the prospectus sections entitled “Summary Sections” under the subheading Fees and Expenses of the Fund, “How to Buy Shares” under the subheading Other Purchase Information, and “How to Redeem (Sell) Shares” under the subheading Redemption Fee are amended accordingly.

RIVERNORTH FUNDS
c/o ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
1-888-848-7569

Please retain this supplement with your Prospectus for future reference.

RIVERNORTH FUNDS
RiverNorth/Oaktree High Income Fund
(Ticker Symbols RNOTX & RNHIX)

March 4, 2019

SUPPLEMENT TO PROSPECTUS DATED
January 28, 2019

The RiverNorth/Oaktree High Income Fund to Eliminate Redemption Fee

At a meeting of the Board of Trustees (the “Board”) of RiverNorth Funds held on February 21, 2019, the Board approved the elimination of the 2% redemption fee on amounts withdrawn within 90 days of purchase for the RiverNorth/Oaktree High Income Fund (the “Fund”).

Therefore, as of March 4, 2019, all references to the redemption fee, but especially those in the prospectus sections entitled “Summary Sections” under the subheading Fees and Expenses of the Fund, “How to Buy Shares” under the subheading Other Purchase Information, and “How to Redeem (Sell) Shares” under the subheading Redemption Fee are amended accordingly.

RIVERNORTH FUNDS
c/o ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
1-888-848-7569

Please retain this supplement with your Prospectus for future reference.